Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	105,454,039.46	11,000
Yield Supplement Overcollateralization Amount 08/31/18	1,516,458.27	0
Receivables Balance 08/31/18	106,970,497.73	11,000
Principal Payments	5,613,271.75	212
Defaulted Receivables	193,208.36	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	1,379,959.64	0
Pool Balance at 09/30/18	99,784,057.98	10,775

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	13.43%

Prepayment ABS Speed	1.00%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.49%
Weighted Average Remaining Term	26.29

Delinquent Receivables:
Past Due 31-60 days	2,631,232.97	190
Past Due 61-90 days	994,546.36	65
Past Due 91-120 days	205,209.37	13
Past Due 121+ days	0.00	0
Total	3,830,988.70	268

Total 31+ Delinquent as % Ending Pool Balance	3.84%

Recoveries	90,036.46

Aggregate Net Losses/(Gains) - September 2018	103,171.90

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.16%
Prior Net Losses Ratio	0.22%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	0.50%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.54%

Flow of Funds	$ Amount

Collections	6,043,247.63
Advances	2,518.52
Investment Earnings on Cash Accounts	12,123.50
Servicing Fee	(89,142.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	5,968,747.57

Distributions of Available Funds
(1) Class A Interest	121,653.12
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	5,669,981.48
(7) Distribution to Certificateholders	151,935.97
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	5,968,747.57

Servicing Fee	89,142.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 09/17/18	98,229,280.85
Principal Paid	5,669,981.48
Note Balance @ 10/15/18	92,559,299.37

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2a
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2b
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-3
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-4
Note Balance @ 09/17/18	83,419,280.85
Principal Paid	5,669,981.48
Note Balance @ 10/15/18	77,749,299.37
Note Factor @ 10/15/18	92.1091095%

Class B
Note Balance @ 09/17/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	14,810,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	146,830.12
Total Principal Paid	5,669,981.48
Total Paid	5,816,811.60

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.15844%
Coupon	2.43844%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.75000%
Interest Paid	121,653.12
Principal Paid	5,669,981.48
Total Paid to A-4 Holders	5,791,634.60

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2079099
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.0286334
Total Distribution Amount	8.2365433

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4412169
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.1719166
Total A-4 Distribution Amount	68.6131335

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/18	32,196.93
Balance as of 09/30/18	34,715.45
Change	2,518.52

Reserve Account
Balance as of 09/17/18	1,806,189.65
Investment Earnings	2,805.07
Investment Earnings Paid	(2,805.07)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65